Stock Option Plans and Warrants to Purchase Common Stock - Schedule of activity under the 2005 plan and the 2015 plan (Details) - $ / shares		9 Months Ended	12 Months Ended
	May 06, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of activity under the 2005 plan and the 2015 plan [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		192,273	140,996	128,858
Weighted Average Options Exercise Price outstanding beginning balance		$ 27.56	$ 37.12	$ 44.41
Number of options issued			55,730	32,925
Weighted average price per share (in Dollars per share)		$ 3.63	$ 8.85	$ 13.68
Options Forfeited			(3,908)	(15,982)
Options Cancelled			(545)	(2,787)
Weighted Average Options Exercise Price Cancelled			$ 11.70	$ 11.70
Weighted Average Options Exercise Price Forfeited			$ 107.83	$ 54.61
Options Exercised	(6,411)			(2,018)
Weighted average exercise price				$ 12.81
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		851,130	192,273	140,996
Weighted Average Options Exercise Price outstanding ending balance		$ 24.83	$ 27.56	$ 37.12